TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Trade payables	$ 161,812	$ 125,863
Other payables:
Contract liabilities	11,415	13,406
Wages, salaries and related expenses	16,406	13,853
Related Parties	0	2,746
Provision for vacation	1,003	554
Institutions	791	1,112
Ad spend liability	7,729	5,987
Liability for options on non- controlling interest	0	2,903
Others	5,556	6,561
Other payables, total	$ 42,900	$ 47,122